Additional information about derivatives financial instruments	12 Months Ended
Dec. 31, 2018
Additional information about derivatives financial instruments
Additional information about derivatives financial instruments

34.  Additional information about derivatives financial instruments

The risk of the derivatives portfolio is measured using the delta-Normal parametric approach, and considers that the future distribution of the risk factors and its correlations tends to present the same statistic properties verified in the historical data. The value at risk estimate considers a 95% confidence level for a one-business day time horizon.

The following tables detail the derivatives positions for Vale and its controlled companies as of December 31, 2018, with the following information: notional amount, fair value including credit risk, gains or losses in the period, value at risk and the fair value breakdown by year of maturity.

a) Foreign exchange and interest rates derivative positions

(i) Protection programs for the R$ denominated debt instruments

In order to reduce cash flow volatility, swap transactions were implemented to convert into US$ the cash flows from certain debt instruments denominated in R$ with interest rates linked mainly to CDI, TJLP and IPCA. In those swaps, Vale pays fixed or floating rates in US$ and receives payments in R$ linked to the interest rates of the protected debt instruments.

The swap transactions were negotiated over-the-counter and the protected items are the cash flows from debt instruments linked to R$. These programs transform into US$ the obligations linked to R$ to achieve a currency offset in the company’s cash flows, by matching its receivables - mainly linked to US$ - with its payables.

									Financial
									Settlement
									Inflows
	Notional						Fair value		(Outflows)	Value at Risk	Fair value by year
	December 31,		December 31,			Average	December 31,	December 31,	December 31,	December 31,
Flow	2018		2017		Index	rate	2018	2017	2018	2018	2019	2020	2021+
CDI vs. US$ fixed rate swap							(46)	(33)	(28)	6	(13)	(21)	(12)
Receivable	R$	1,581	R$	3,540	CDI	98.70%
Payable	US$	456	US$	1,104	Fix	3.12%
TJLP vs. US$ fixed rate swap							(370)	(381)	(102)	20	(306)	(21)	(43)
Receivable	R$	2,303	R$	2,982	TJLP +	1.20%
Payable	US$	994	US$	1,323	Fix	1.54%
TJLP vs. US$ floating rate swap							(56)	(53)	(5)	2	(56)	—	—
Receivable	R$	181	R$	216	TJLP +	0.84%
Payable	US$	107	US$	123	Libor +	(1.24)%
R$ fixed rate vs. US$ fixed rate swap							(8)	24	10	19	9	46	(63)
Receivable	R$	1,078	R$	1,158	Fix	7.05%
Payable	US$	351	US$	385	Fix	(0.62)%
IPCA vs. US$ fixed rate swap							(80)	(34)	6	7	(33)	(10)	(37)
Receivable	R$	1,315	R$	1,000	IPCA +	6.55%
Payable	US$	434	US$	434	Fix	3.98%
IPCA vs. CDI swap							89	85	1	—	5	48	36
Receivable	R$	1,350	R$	1,350	IPCA +	6.62%
Payable	R$	1,350	R$	1,350	CDI	98.59%

(ii) Protection program for EUR denominated debt instruments

In order to reduce the cash flow volatility, swap transactions were implemented to convert into US$ the cash flows from certain debt instruments issued in Euros by Vale. In those swaps, Vale receives fixed rates in EUR and pays fixed rates in US$.

The swap transactions were negotiated over-the-counter and the protected items are the cash flows from debt instruments linked to EUR. The financial settlement inflows/outflows are offset by the protected items’ losses/gains due to EUR/US$ exchange rate.

									Financial
									Settlement
									Inflows
	Notional						Fair value		(Outflows)	Value at Risk	Fair value by year
	December 31,		December 31,			Average	December 31,	December 31,	December 31,	December 31,
Flow	2018		2017		Index	rate	2018	2017	2018	2018	2019	2020	2021+
EUR fixed rate vs. US$ fixed rate swap							(1)	23	(3)	8	(7)	(5)	9
Receivable		€500		€500	Fix	3.75%
Payable	US$	613	US$	613	Fix	4.29%

b) Commodities derivative positions

(i) Bunker Oil purchase cash flows protection program

In order to reduce the impact of bunker oil price fluctuation on maritime freight hiring/supply and, consequently, reducing the company’s cash flow volatility, bunker oil hedging transactions were implemented, through options contracts.

The derivative transactions were negotiated over-the-counter and the protected item is part of Vale’s costs linked to bunker oil prices. The financial settlement inflows/outflows are offset by the protected items’ losses/gains due to bunker oil price changes.

							Financial
							Settlement
							Inflows		Fair value
	Notional (ton)			Average	Fair value		(Outflows)	Value at Risk	by year
	December 31,	December 31,	Bought/	strike	December 31,	December 31,	December 31,	December 31,
Flow	2018	2017	Sold	(US$/ton)	2018	2017	2018	2018	2019

Call options	2,100,000	—	B	520	1	—	40	1	1
Put options	2,100,000	—	S	297	(29)	—	9	9	(29)
Total					(28)	—	49	10	(28)

(ii) Protection programs for base metals raw materials and products

In the operational protection program for nickel sales at fixed prices, derivative transactions were implemented to convert into floating prices the contracts with clients that required a fixed price, in order to keep nickel revenues exposed to nickel price fluctuations. Those operations are usually implemented through the purchase of nickel forwards.

In the operational protection program for the purchase of raw materials and products, derivative transactions were implemented, usually through the sale of nickel and copper forward or futures, in order to reduce the mismatch between the pricing period of purchases (concentrate, cathode, sinter, scrap and others) and the pricing period of the final product sales to the clients.

The derivative transactions are negotiated at London Metal Exchange or over-the-counter and the protected item is part of Vale’s revenues and costs linked to nickel and copper prices. The financial settlement inflows/outflows are offset by the protected items’ losses/gains due to nickel and copper prices changes.

							Financial
							Settlement
							Inflows
	Notional (ton)			Average	Fair value		(Outflows)	Value at Risk	Fair value by year
	December 31,	December 31,	Bought/	strike	December 31,	December 31,	December 31,	December 31,
Flow	2018	2017	Sold	(US$/ton)	2018	2017	2018	2018	2019	2020+
Fixed price sales protection
Nickel forwards	7,244	9,621	B	12,166	(10)	24	7	2	(8)	(2)
Raw material purchase protection
Nickel forwards	120	292	S	12,242	—	—	1	—	—	—
Copper forwards	81	79	S	6,142	—	—	—	—	—	—
Total					(10)	24	8	2	(8)	(2)

c) Freight derivative positions

In order to reduce the impact of maritime freight price volatility on the company’s cash flow, freight hedging transactions were implemented, through Forward Freight Agreements (FFAs). The protected item is part of Vale’s costs linked to maritime freight spot prices. The financial settlement inflows/outflows of the FFAs are offset by the protected items’ losses/gains due to freight price changes.

The FFAs are contracts traded over the counter and can be cleared through a Clearing House, in this case subject to margin requirements.

							Financial
							Settlement
							Inflows		Fair value
	Notional (days)			Average	Fair value		(Outflows)	Value at Risk	by year
	December 31,	December 31,	Bought/	strike	December 31,	December 31,	December 31,	December 31,
Flow	2018	2017	Sold	(US$/day)	2018	2017	2018	2018	2019
Freight forwards	480	—	B	14,509	1	—	(3)	—	1

d) Wheaton Precious Metals Corp. warrants

The company owns warrants of Wheaton Precious Metals Corp. (“Wheaton”), a Canadian company with stocks negotiated in Toronto Stock Exchange and New York Stock Exchange. Such warrants configure American call options and were received as part of the payment regarding the sale of part of gold payable flows produced as a sub product from Salobo copper mine and some nickel mines in Sudbury.

							Financial
							Settlement
							Inflows		Fair value
	Notional (quantity)			Average	Fair value		(Outflows)	Value at Risk	by year
	December 31,	December 31,	Bought/	strike	December 31,	December 31,	December 31,	December 31,
Flow	2018	2017	Sold	(US$/share)	2018	2017	2018	2018	2023
Call options	10,000,000	10,000,000	B	44	8	39	—	1	8

e) Debentures convertible into shares of Valor da Logística Integrada (“VLI”)

The company has debentures in which lenders have the option to convert the outstanding debt into a specified quantity of shares of VLI owned by the company.

							Financial
							Settlement
							Inflows		Fair value by
	Notional (quantity)			Average	Fair value		(Outflows)	Value at Risk	year
	December 31,	December 31,	Bought/	strike	December 31,	December 31,	December 31,	December 31,
Flow	2018	2017	Sold	(US$/share)	2018	2017	2018	2018	2027
Conversion options	140,239	140,239	S	8,006	(59)	(57)	—	4	(59)

f) Options related to Minerações Brasileiras Reunidas S.A. (“MBR”) shares

The Company entered into a stock sale and purchase agreement that has options related to MBR shares. Mainly, the Company has the right to buy back this non-controlling interest in the subsidiary. Moreover, under certain restrict and contingent conditions, which are beyond the buyer’s control, such as illegality due to changes in the law, the contract has a clause that gives the buyer the right to sell back its stake to the Company. It this case, the Company could settle through cash or shares.

							Financial settlement		Fair value by
	Notional (quantity, in millions)			Average	Fair value		Inflows (Outflows)	Value at Risk	year
	December 31,	December 31,	Bought /	strike	December 31,	December 31,	December 31,	December 31,
Flow	2018	2017	Sold	(R$/share)	2018	2017	2018	2018	2019+
Options	2,139	2,139	B/S	1.7	279	251	—	15	279

g) Embedded derivatives in contracts

The Company has some nickel concentrate and raw material purchase agreements in which there are provisions based on nickel and copper future prices behaviour. These provisions are considered as embedded derivatives.

								Fair value
	Notional (ton)			Average	Fair value		Value at Risk	by year
	December 31,	December 31,	Bought /	strike	December 31,	December 31,	December 31,
Flow	2018	2017	Sold	(US$/ton)	2018	2017	2018	2019
Nickel forwards	3,763	2,627	S	11,289	2	1	1	2
Copper forwards	2,035	2,718	S	6,172	—	—	—	—
Total					2	1	1	2

The Company has also a natural gas purchase agreement in which there´s a clause that defines that a premium can be charged if the Company’s pellet sales prices trade above a pre-defined level. This clause is considered an embedded derivative.

							Financial
							settlement
							Inflows
	Notional (volume/month)			Average	Fair value		(Outflows)	Value at Risk	Fair value by year
	December 31,	December 31,	Bought /	strike	December 31,	December 31,	December 31,	December 31,
Flow	2018	2017	Sold	(US$/ton)	2018	2017	2018	2018	2019	2020+
Call options	746,667	746,667	S	233	(1)	(2)	—	1	—	(1)

In August 2014 the Company sold part of its stake in Valor da Logística Integrada (“VLI”) to an investment fund managed by Brookfield Asset Management ("Brookfield"). The sales contract includes a clause that establishes, under certain conditions, a minimum return guarantee on Brookfield's investment. This clause is considered an embedded derivative, with payoff equivalent to that of a put option.

							Financial
							settlement
							Inflows		Fair value
	Notional (quantity)			Average	Fair value		(Outflows)	Value at Risk	by year
	December 31,	December 31,	Bought /	strike	December 31,	December 31,	December 31,	December 31,
Flow	2018	2017	Sold	(R$/share)	2018	2017	2018	2018	2019+
Put option	1,105,070,863	1,105,070,863	S	3.88	(103)	(133)	—	10	(103)

h) Sensitivity analysis of derivative financial instruments

The following tables present the potential value of the instruments given hypothetical stress scenarios for the main market risk factors that impact the derivative positions. The scenarios were defined as follows:

•	Probable: the probable scenario was based on the risks listed below and instruments were developed based on data from B3, Central Bank of Brazil, London Metals Exchange and Bloomberg
•	Scenario I: fair value estimated considering a 25% deterioration in the associated risk variables
•	Scenario II: fair value estimated considering a 50% deterioration in the associated risk variables

Instrument	Instrument’s main risk events	Probable	Scenario I	Scenario II

CDI vs. US$ fixed rate swap	R$ depreciation	(46)	(154)	(262)
	US$ interest rate inside Brazil decrease	(46)	(50)	(53)
	Brazilian interest rate increase	(46)	(46)	(46)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

TJLP vs. US$ fixed rate swap	R$ depreciation	(370)	(614)	(858)
	US$ interest rate inside Brazil decrease	(370)	(378)	(386)
	Brazilian interest rate increase	(370)	(379)	(388)
	TJLP interest rate decrease	(370)	(379)	(388)
Protected item:R$ denominated debt	R$ depreciation	n.a.	—	—

TJLP vs. US$ floating rate swap	R$ depreciation	(56)	(82)	(108)
	US$ interest rate inside Brazil decrease	(56)	(56)	(57)
	Brazilian interest rate increase	(56)	(56)	(57)
	TJLP interest rate decrease	(56)	(56)	(57)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

R$ fixed rate vs. US$ fixed rate swap	R$ depreciation	(8)	(85)	(161)
	US$ interest rate inside Brazil decrease	(8)	(18)	(28)
	Brazilian interest rate increase	(8)	(25)	(40)
Protected item:R$ denominated debt	R$ depreciation	n.a.	—	—

IPCA vs. US$ fixed rate swap	R$ depreciation	(80)	(194)	(308)
	US$ interest rate inside Brazil decrease	(80)	(83)	(87)
	Brazilian interest rate increase	(80)	(87)	(93)
	IPCA index decrease	(80)	(84)	(87)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

IPCA vs. CDI swap	Brazilian interest rate increase	89	71	55
	IPCA index decrease	89	79	70
Protected item: R$ denominated debt linked to IPCA	IPCA index decrease	n.a.	(79)	(70)

EUR fixed rate vs. US$ fixed rate swap	EUR depreciation	(1)	(170)	(340)
	Euribor increase	(1)	(6)	(11)
	US$ Libor decrease	(1)	(16)	(33)
Protected item:EUR denominated debt	EUR depreciation	n.a.	170	340

Bunker Oil protection
Options	Bunker Oil price decrease	(28)	(126)	(283)
Protected item: Part of costs linked to bunker oil prices	Bunker Oil price decrease	n.a.	126	283

Maritime Freight protection
Forwards	Freight price decrease	1	(1)	(3)
Protected item: Part of costs linked to maritime freight prices	Freight price decrease	n.a.	1	3

Nickel sales fixed price protection
Forwards	Nickel price decrease	(10)	(29)	(48)
Protected item: Part of nickel revenues with fixed prices	Nickel price fluctuation	n.a.	29	48

Purchase protection program
Nickel forwards	Nickel price increase	—	—	—
Protected item: Part of costs linked to nickel prices	Nickel price increase	n.a.	—	—

Copper forwards	Copper price increase	—	—	—
Protected item: Part of costs linked to copper prices	Copper price increase	n.a.	—	—

Wheaton Precious Metals Corp. warrants	WPM stock price decrease	8	2	—

Conversion options - VLI	VLI stock value increase	(59)	(94)	(138)

Options - MBR	Iron ore price decrease	279	186	105

Instrument	Main risks	Portable	Scenario I	Scenario II
Embedded derivatives - Raw material purchase (nickel)	Nickel price increase	2	(8)	(19)
Embedded derivatives - Raw material purchase (copper)	Copper price increase	—	(3)	(6)
Embedded derivatives - Gas purchase	Pellet price increase	(1)	(2)	(5)
Embedded derivatives - Guaranteed minimum return (VLI)	VLI stock value decrease	(103)	(229)	(442)

i) Financial counterparties’ ratings

The transactions of derivative instruments, cash and cash equivalents as well as investments are held with financial institutions whose exposure limits are periodically reviewed and approved by the delegated authority. The financial institutions’ credit risk is performed through a methodology that considers, among other information, ratings provided by international rating agencies.

The table below presents the ratings published by agencies Moody’s and S&P regarding the main financial institutions that we had outstanding positions as of December 31, 2018.

Long term ratings by counterparty	Moody’s	S&P
ANZ Australia and New Zealand Banking	Aa3	AA-
Banco ABC	Ba3	BB-
Banco Bradesco	Ba3	BB-
Banco do Brasil	Ba3	BB-
Banco de Credito del Peru	Baa1	BBB+
Banco do Nordeste	Ba3	BB-
Banco Safra	Ba3	BB-
Banco Santander	A2	A
Banco Votorantim	Ba3	BB-
Bank of America	A3	A-
Bank of China	A1	A
Bannk of Mandiri	Baa2	BB+
Bank of Nova Scotia	Aa2	A+
Bank Rakyat	Baa2	BB+
Bank of Tokyo Mitsubishi UFJ	A1	A-
Banpará	-	BB-
Barclays	Baa3	BBB
BBVA	A3	A-
BNP Paribas	Aa3	A
BTG Pactual	Ba3	BB-
Caixa Economica Federal	Ba3	BB-
Canadian Imperial Bank	Aa2	A+
China Construction Bank	A1	A
CIMB Bank	A3	A-
Citigroup	Baa1	BBB+

Long term ratings by counterparty	Moody’s	S&P
Credit Agricole	A1	A+
Credit Suisse	Baa2	BBB+
Deutsche Bank	A3	BBB+
Goldman Sachs	A3	BBB+
HSBC	A2	A
Intesa Sanpaolo Spa	Baa1	BBB
ltau Unibanco	Ba3	BB-
JP Morgan Chase & Co	A2	A-
Macquarie Group Ltd	A3	BBB
Mega Int. Commercial Bank	A1	A
Mizuho Financial	A1	A-
Morgan Stanley	A3	BBB+
Notional Australia Bank NAB	Aa3	AA-
National Bank of Canada	Aa3	A
National Bank of Oman	Baa3	-
Natixis	A1	A+
Rabobank	Aa3	A+
Royal Bank of Canada	Aa2	AA-
Societe Generale	A1	A
Standard Bank Group	Ba1	-
Standard Chartered	A2	BBB+
Sumitomo Mitsui Financial	A1	A-
UBS	Aa3	A-
Unicredit	Baa1	BBB

j) Market curves

(i) Products

Nickel

Maturity	Price (US$/ton)	Maturity	Price (US$/ton)	Maturity	Price (US$/ton)
SPOT	10,595	JUN19	10,777	DEC19	10,943
JAN19	10,637	JUL19	10,809	DEC20	11,231
FEB19	10,663	AUG19	10,838	DEC21	11,516
MAR19	10,692	SEP19	10,865	DEC22	11,799
APR19	10,720	OCT19	10,891
MAY19	10,749	NOV19	10,916

Copper

Maturity	Price (US$/lb)	Maturity	Price (US$/lb)	Maturity	Price (US$/lb)
SPOT	2.63	JUN19	2.71	DEC19	2.70
JAN19	2.71	JUL19	2.70	DEC20	2.70
FEB19	2.71	AUG19	2.70	DEC21	2.69
MAR19	2.71	SEP19	2.70	DEC22	2.70
APR19	2.71	OCT19	2.70
MAY19	2.71	NOV19	2.70

Bunker Oil

Maturity	Price (US$/ton)	Maturity	Price (US$/ton)	Maturity	Price (US$/ton)
SPOT	334	JUN19	307	DEC19	270
JAN19	327	JUL19	302	DEC20	267
FEB19	322	AUG19	297	DEC21	238
MAR19	319	SEP19	291	DEC22	213
APR19	315	OCT19	283
MAY19	311	NOV19	276

Maritime Freight (Capesize 5TC)

Maturity	Price (US$/day)	Maturity	Price (US$/day)	Maturity	Price (US$/day)
SPOT	14,797	JUN19	15,096	DEC19	20,350
JAN19	16,175	JUL19	16,817	Cal 2020	15,613
FEB19	12,225	AUG19	16,817	Cal 2021	13,350
MAR19	13,233	SEP19	16,817	Cal 2022	13,433
APR19	13,521	OCT19	20,350
MAY19	13,896	NOV19	20,350

(ii) Foreign exchange and interest rates

US$ - Brazil Interest Rate

Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)
02/01/19	4.24	12/02/19	3.61	04/01/22	3.68
03/01/19	3.83	01/02/20	3.60	07/01/22	3.73
04/01/19	3.55	04/01/20	3.63	10/03/22	3.69
05/02/19	3.50	07/01/20	3.64	01/02/23	3.73
06/03/19	3.47	10/01/20	3.64	04/03/23	3.74
07/01/19	3.48	01/04/21	3.67	07/03/23	3.72
08/01/19	3.52	04/01/21	3.66	10/02/23	3.74
09/02/19	3.47	07/01/21	3.65	01/02/24	3.82
10/01/19	3.53	10/01/21	3.67	07/01/24	3.73
11/01/19	3.60	01/03/22	3.67	01/02/25	3.85

US$ Interest Rate

Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)
1M	2.52	6M	2.78	11M	2.78
2M	2.62	7M	2.78	12M	2.78
3M	2.79	8M	2.78	2Y	2.71
4M	2.79	9M	2.78	3Y	2.67
5M	2.79	10M	2.78	4Y	2.69

TJLP

Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)
02/01/19	6.98	12/02/19	6.98	04/01/22	6.98
03/01/19	6.98	01/02/20	6.98	07/01/22	6.98
04/01/19	6.98	04/01/20	6.98	10/03/22	6.98
05/02/19	6.98	07/01/20	6.98	01/02/23	6.98
06/03/19	6.98	10/01/20	6.98	04/03/23	6.98
07/01/19	6.98	01/04/21	6.98	07/03/23	6.98
08/01/19	6.98	04/01/21	6.98	10/02/23	6.98
09/02/19	6.98	07/01/21	6.98	01/02/24	6.98
10/01/19	6.98	10/01/21	6.98	07/01/24	6.98
11/01/19	6.98	01/03/22	6.98	01/02/25	6.98

BRL Interest Rate

Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)
02/01/19	6.41	12/02/19	6.53	04/01/22	8.17
03/01/19	6.42	01/02/20	6.55	07/01/22	8.35
04/01/19	6.43	04/01/20	6.70	10/03/22	8.43
05/02/19	6.44	07/01/20	6.91	01/02/23	8.53
06/03/19	6.44	10/01/20	7.16	04/03/23	8.64
07/01/19	6.45	01/04/21	7.36	07/03/23	8.70
08/01/19	6.46	04/01/21	7.59	10/02/23	8.79
09/02/19	6.46	07/01/21	7.77	01/02/24	8.86
10/01/19	6.49	10/01/21	7.95	07/01/24	8.98
11/01/19	6.52	01/03/22	8.08	01/02/25	9.1

Implicit Inflation (IPCA)

Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)
02/01/19	3.74	12/02/19	3.87	04/01/22	4.03
03/01/19	3.75	01/02/20	3.88	07/01/22	4.12
04/01/19	3.77	04/01/20	3.81	10/03/22	4.11
05/02/19	3.78	07/01/20	3.88	01/02/23	4.14
06/03/19	3.78	10/01/20	3.90	04/03/23	4.18
07/01/19	3.79	01/04/21	3.93	07/03/23	4.19
08/01/19	3.79	04/01/21	3.98	10/02/23	4.22
09/02/19	3.79	07/01/21	4.01	01/02/24	4.25
10/01/19	3.83	10/01/21	4.04	07/01/24	4.30
11/01/19	3.85	01/03/22	4.05	01/02/25	4.35

EUR Interest Rate

Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)
1M	(0.41)	6M	(0.28)	11M	(0.24)
2M	(0.38)	7M	(0.26)	12M	(0.23)
3M	(0.36)	8M	(0.25)	2Y	(0.17)
4M	(0.32)	9M	(0.25)	3Y	(0.08)
5M	(0.29)	10M	(0.24)	4Y	0.05

CAD Interest Rate

Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)
1M	2.30	6M	2.34	11M	1.24
2M	2.29	7M	2.00	12M	1.13
3M	2.31	8M	1.74	2Y	2.29
4M	2.32	9M	1.54	3Y	2.31
5M	2.33	10M	1.37	4Y	2.35

Currencies - Ending rates

CAD/US$	0.7341	US$/BRL	3.8748	EUR/US$	1.1452